SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL [abstract]
Schedule of share capital
	Number of	Issued share capital equivalent of
	shares	RMB million

Issued and fully paid:
Ordinary shares with no par value as at January 1, 2019, as at December 31, 2019 and as at December 31, 2020	44,647,455,984	43,081

Schedule of details of share options outstanding

Details of the share options outstanding are as follows:

	2018		2019		2020
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
		HK$		HK$		HK$
Outstanding at the beginning of the year	129,919,000	12.34	67,907,000	11.44	27,030,000	12.70
Granted during the year	-	-	-	-	-	-
Forfeited during the year	(26,732,000)	11.33	(9,977,000)	12.70	(3,255,000)	12.70
Expired during the year	(35,280,000)	14.83	(30,900,000)	9.93	(23,775,000)	12.70
Exercised during the year	-	-	-	-	-	-

Outstanding at the end of the year	67,907,000	11.44	27,030,000	12.70	-	-

Exercisable at the end of the year	67,907,000	11.44	27,030,000	12.70	-	-